March 21, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for filing on behalf of Harbor Target Retirement 2020 Fund and Harbor Target Retirement 2045 Fund pursuant to the Securities Act of 1933, as amended, and Rule 497(c) thereunder, and the Investment Company Act of 1940, as amended, are exhibits containing interactive data format of risk/return summary information included in the supplement, filed pursuant to Rule 497(c) on March 5, 2013, to the Harbor Target Retirement Funds Prospectus, dated March 1, 2013.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4420.

Sincerely,

/s/ Charles F. McCain
Charles F. McCain
Chief Compliance Officer

Cc:	Christopher P. Harvey, Esq.

Stephanie A. Capistron, Esq.

Dechert LLP

David G. Van Hooser

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Susan A. DeRoche

Harbor Funds

Shanna Palmersheim, Esq.

Harbor Capital Advisors, Inc.

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.